Cost of Revenues, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Revenues, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of revenues, selling expenses, administrative expenses and discontinued operations

	2024		2023		2022
Cost of revenues	Ps.	16,403,197	Ps.	17,938,429	Ps.	17,545,471
Selling expenses		160,392		237,581		353,937
Administrative expenses		3,994,892		3,353,367		3,169,084
Discontinued operations		31,508		361,840		524,046
	Ps.	20,589,989	Ps.	21,891,217	Ps.	21,592,538

Schedule of expenses related to IFRS 16 included in cost of revenues, selling expenses and administrative expenses

	2024		2023
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	281,709	Ps.	746,404
Expenses relating to short-term leases and leases of low-value assets		177,946		245,752
Total	Ps.	459,655	Ps.	992,156

Schedule of expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred

	2024		2023		2022
Short-term employee benefits	Ps.	12,768,333	Ps.	14,066,490	Ps.	13,616,440
Other short-term employee benefits		571,359		795,740		1,130,535
Share-based compensation		488,832		748,500		968,628
Post-employment benefits		135,731		87,657		151,389
Discontinued operations		2,044,661		1,494,544		1,699,381
	Ps.	16,008,916	Ps.	17,192,931	Ps.	17,566,373